Note 12 - Segmented Information - Geographic Information (Details) - CAD ($)	Dec. 31, 2023	Mar. 31, 2023
Statement Line Items [Line Items]
Exploration and evaluation assets	$ 13,293,755	$ 12,477,791
Canada 1 [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	11,511,709	10,713,334
United States 1 [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	$ 1,782,046	$ 1,706,457